Congress Mid Cap Growth Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 95.2%	Shares	Value
Aerospace & Defense - 2.5%
Curtiss-Wright Corp.	110,000	$32,417,000
Capital Markets - 4.3%
FactSet Research Systems, Inc.	67,000	27,677,030
Raymond James Financial, Inc.	230,500	26,738,000
		54,415,030
Commercial Services & Supplies - 2.8%
Copart, Inc. (a)	676,500	35,401,245
Construction & Engineering - 2.4%
EMCOR Group, Inc.	82,500	30,973,800
Consumer Staples Distribution & Retail - 3.4%
Casey's General Stores, Inc.	110,000	42,662,400
Containers & Packaging - 2.5%
Avery Dennison Corp.	147,500	31,982,425
Distributors - 2.3%
Pool Corp.	77,000	28,801,080
Electrical Equipment - 2.3%
nVent Electric PLC	405,000	29,415,150
Electronic Equipment, Instruments & Components - 4.7%
Fabrinet (a)	137,500	30,327,000
Teledyne Technologies, Inc. (a)	69,000	29,108,340
		59,435,340
Energy Equipment & Services - 2.6%
Weatherford International PLC (a)	285,000	33,590,100
Entertainment - 2.2%
Take-Two Interactive Software, Inc. (a)	182,014	27,398,567
Ground Transportation - 2.5%
Saia, Inc. (a)	75,250	31,443,213
Health Care Equipment & Supplies - 11.9%
Cooper Cos., Inc.	316,500	29,538,945
Hologic, Inc. (a)	340,000	27,747,400
Penumbra, Inc. (a)	170,000	28,405,300
ResMed, Inc.	158,500	33,800,125
STERIS PLC	134,500	32,113,220
		151,604,990
Hotels, Restaurants & Leisure - 2.3%
Darden Restaurants, Inc.	196,500	28,745,985
Household Products - 2.3%
Church & Dwight Co., Inc.	292,500	28,667,925
Insurance - 3.0%
Brown & Brown, Inc.	385,000	38,280,550
Life Sciences Tools & Services - 4.4%
Charles River Laboratories International, Inc. (a)	120,000	29,292,000
West Pharmaceutical Services, Inc.	87,000	26,636,790
		55,928,790
Machinery - 5.3%
Crane Co.	210,000	33,688,200
Watts Water Technologies, Inc. - Class A	164,000	34,033,280
		67,721,480
Professional Services - 2.9%
Booz Allen Hamilton Holding Corp.	258,000	36,973,980
Semiconductors & Semiconductor Equipment - 6.8%
Entegris, Inc.	207,500	24,545,175
Monolithic Power Systems, Inc.	42,250	36,465,553
Onto Innovation, Inc. (a)	130,000	24,869,000
		85,879,728
Software - 12.1%
Descartes Systems Group, Inc. (a)	300,000	30,495,000
Dynatrace, Inc. (a)	497,500	21,850,200
PTC, Inc. (a)	165,000	29,345,250
Qualys, Inc. (a)	202,501	30,200,999
SPS Commerce, Inc. (a)	193,000	41,576,060
		153,467,509
Specialty Retail - 4.5%
Ulta Beauty, Inc. (a)	67,000	24,447,630
Valvoline, Inc. (a)	705,000	32,782,500
		57,230,130
Technology Hardware, Storage & Peripherals - 2.6%
Pure Storage, Inc. - Class A (a)	550,000	32,961,500
Textiles, Apparel & Luxury Goods - 2.6%
Deckers Outdoor Corp. (a)	36,250	33,445,337
TOTAL COMMON STOCKS (Cost $839,277,750)		1,208,843,254

SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds - 4.9%	Shares
First American Treasury Obligations Fund - Class X, 5.20% (b)	62,225,821	62,225,821
TOTAL SHORT-TERM INVESTMENTS (Cost $62,225,821)		62,225,821
TOTAL INVESTMENTS - 100.1% (Cost $901,503,571)		1,271,069,075
Liabilities in Excess of Other Assets - (0.1)%		(1,584,229)
TOTAL NET ASSETS - 100.0%		$1,269,484,846

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Congress Mid Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,208,843,254	$–	$–	$1,208,843,254
Money Market Funds	62,225,821	–	–	62,225,821
Total Investments	$1,271,069,075	$–	$–	$1,271,069,075

Refer to the Schedule of Investments for further disaggregation of investment categories.